SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property and equipment
Useful life
Office equipment and furniture	5 years
Electronic equipment	5 years
Transportation vehicles	5 years
Leasehold improvement	Shorter of the lease term or estimated useful life

Schedule of Revenue disaggregated
	For the years ended December 31
	2021	2020	2019
Revenue from Sino-foreign Jointly Managed Academic Programs	$2,676,147	$2,772,679	$2,484,194
Revenue from Technological Consulting Services for Smart Campus Solutions	1,059,453	1,995,559	2,232,588
Revenue from Overseas Study Consulting Services	36,174	129,485	525,878
Revenue from tailored job readiness training services	137,772	76,400	-
Revenue from textbook and course material sales	-	48,976	13,150
Total revenue	$3,909,546	$5,023,099	$5,255,810

Summary of currency exchange rates
	December 31, 2021	December 31, 2020	December 31, 2019
Year-end spot rate	US$1=RMB 6.3640	US$1=RMB 6.5250	US$1=RMB 6.9680
Average rate	US$1=RMB 6.4441	US$1=RMB 6.8878	US$1=RMB 6.9088